Variable Interest Entities And Preferred Securities Of Subsidiaries (Activity Between Company And Entities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Entities [Member]
Variable Interest Entity [Line Items]
Revenue (loss)	$ 49	[1]	$ 42	[1]	$ 112	[1]
Expense	79	[1]	79	[1]	150	[1]
Cash receipts	28	[2]	32	[2]	96	[2]
Cash payments	79	[3]	82	[3]	190	[3]
2001 Financing Entities [Member]
Variable Interest Entity [Line Items]
Revenue (loss)	1	[4]	(1)	[4]	1	[4]
Expense	3	[4]	12	[4]	13	[4]
Cash receipts	0	[5]	4	[5]	8	[5]
Cash payments	3	[6]	12	[6]	22	[6]
2002 Financing Entities [Member]
Variable Interest Entity [Line Items]
Revenue (loss)	2	[7]	5	[7]	6	[7]
Expense	3	[8]	8	[8]	11	[8]
Cash receipts	192	[9]	3	[9]	4	[9]
Cash payments	$ 244	[10]	$ 8	[10]	$ 9	[10]

[1]	The net expense related to the Company's interest in the Entities is included in Interest expense, net in the accompanying consolidated statement of operations, as International Paper has and intends to effect its legal right to offset as discussed above.
[2]	The cash receipts are equity distributions from the Entities to International Paper.
[3]	The semi-annual payments include both interest and principal on the associated debt obligations discussed above.
[4]	The net expense related to the Company's interest in the 2001 financing entities is included in Interest expense, net in the accompanying consolidated statement of operations, as International Paper has and intends to effect its legal right to offset as discussed above.
[5]	The cash receipts are equity distributions from the 2001 financing entities to International Paper.
[6]	The cash payments include both interest and principal on the associated debt obligations.
[7]	The revenue is included in Equity earnings (losses) in the accompanying consolidated statement of operations.
[8]	The expense is included in Interest expense, net in the accompanying consolidated statement of operations.
[9]	The cash receipts are equity distributions from the 2002 financing entities to International Paper and cash receipts from the maturity of the 2002 Monetized Notes.
[10]	The payments include both interest and principal on the associated debt obligations.